Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Related Party Fees and Expenses with CSI
As of December 31, 2025 and June 30, 2026, CSI was owed $160 and $53 by the Company, presented net in Due from related parties in the accompanying consolidated balance sheets. The fees charged by and expenses relating to CSI for the six months ended June 30, 2025 and 2026 are as follows:

	Period ended June 30,
	2025	2026	Presented in:
Management fees	243	243	Management fees – related parties – Statement of comprehensive income/(loss)
Accounting and reporting cost*	45	180	Management fees – related parties – Statement of comprehensive income/(loss)
Commission on charter hire agreements	149	129	Voyage expenses - Statement of comprehensive income/(loss)
Superintendent fees	-	19	Vessel operating expenses – Statement of comprehensive income/(loss)
Financing fees	-	77	Net in Current and Non-current portions of long-term debt – Balance sheet
Newbuilding vessels monitoring fee	-	113	Advances for vessels under construction – Balance sheet
Total	437	761

*
Accounting and reporting cost for the six month period ended June 30, 2025, represents an allocation of the expenses incurred by the Former Parent based on the number of calendar days of the Company’s vessels to total calendar days of the Former Parent’s fleet.